INCOME TAXES - Reconciliation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
INCOME TAXES
Income before taxes excluded the amounts of loss incurring entities		$ 8,979,640	$ 9,982,326
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax at the PRC EIT tax rates		$ 1,346,946	$ 1,497,349
Tax effect of 75% (50% for 2018 and 2017) R&D expenses deduction		(163,357)	(123,948)
Tax effect of deferred tax recognized	$ (406,637)	(1,958)	(37,311)
Tax effect of non-deductible expenses		18,307	62,120
Change in unrecognized tax benefits	(1,021,565)	(951,710)
Income tax expense (recovery)	$ (1,428,202)	$ 248,228	$ 1,398,210
Percent of tax effect of R & D expenses deduction	75.00%		50.00%	50.00%